--------------------------------------------------------------------------------

                           ENDEAVOR VARIABLE ANNUITY

                               The PFL Endeavor
                           Variable Annuity Account
                                Annual Report
                               December 31, 1995


                        [LOGO OF PFL LIFE APPEARS HERE]

--------------------------------------------------------------------------------

Dear Valued Policyholder:

We are pleased to present the Annual Report of the PFL Endeavor Variable Annuity Account for the year ended December 31, 1995. This report contains information on the following subaccounts:

   Money Market
   Managed Asset Allocation
   T. Rowe Price International Stock
   Quest For Value Equity
   Quest For Value Small Cap
   U.S. Government Securities
   T. Rowe Price Equity Income
   T. Rowe Price Growth Stock
   Growth

In addition to the variable annuity report, reports of the underlying mutual fund portfolios are enclosed. These reports give you insight regarding the underlying investments in your variable annuity policy.

We are pleased that you have chosen the Endeavor Variable Annuity to be part of your financial future. We look forward to serving you in the future.

Sincerely,

/s/ William L. Busler
William L. Busler
President
PFL Life Insurance Company

--------------------------------------------------------------------------------

THE PFL ENDEAVOR VARIABLE ANNUITY ACCOUNT
REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS AND CONTRACT OWNERS OF
THE PFL ENDEAVOR VARIABLE ANNUITY ACCOUNT,
PFL LIFE INSURANCE COMPANY:

We have audited the accompanying balance sheet of The PFL Endeavor Variable Annuity Account (comprising, respectively, the Money Market, Managed Asset Allocation, T. Rowe Price International Stock, formerly Global Growth, Quest for Value Equity, Quest for Value Small Cap, U.S. Government Securities, T. Rowe Price Equity Income, T. Rowe Price Growth Stock and Growth subaccounts) as of December 31, 1995, and the related statements of operations and changes in contract owners' equity for the periods indicated therein. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 1995 by correspondence with the mutual funds' transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting The PFL Endeavor Variable Annuity Account at December 31, 1995, and the results of their operations and changes in their contract owners' equity for the periods indicated therein in conformity with generally accepted accounting principles.

                                 Ernst & Young LLP

Des Moines, Iowa
February 6, 1996

--------------------------------------------------------------------------------
THE PFL ENDEAVOR VARIABLE ANNUITY ACCOUNT

BALANCE SHEET
December 31, 1995

                                                                      MANAGED
                                                           MONEY       ASSET
                                                           MARKET   ALLOCATION
                                               TOTAL     SUBACCOUNT SUBACCOUNT
                                            ------------ ---------- -----------
ASSETS
Cash.............................           $        898        391         --
Investments in mutual funds, at
 current market value:
 Endeavor Series Trust--Money
  Market Portfolio
  23,545,639.080 shares @ $1.00
  (cost $23,545,639).............             23,545,639 23,545,639         --
 Endeavor Series Trust--Managed
  Asset Allocation Portfolio
  11,918,924.892 shares @ $16.28
  (cost $168,919,415)............            194,040,097        --  194,040,097
 Endeavor Series Trust--T.
  Rowe Price International Stock Portfolio
  7,211,148.667 shares @ $12.19
  (cost $85,267,781).............             87,903,902        --          --
 Endeavor Series Trust--Quest for
  Value Equity Portfolio
  4,505,534.118 shares @ $14.23
  (cost $51,552,044).............             64,113,750        --          --
 Endeavor Series Trust--Quest for
  Value Small Cap Portfolio
  4,013,176.177 shares @ $12.22
  (cost $44,614,794).............             49,041,013        --          --
 Endeavor Series Trust--U.S.
  Government Securities Portfolio
  834,755.868 shares @ $11.39
  (cost $8,945,265)..............              9,507,869        --          --
 Endeavor Series Trust--T. Rowe
  Price Equity Income Portfolio
  1,474,000.727 shares @ $13.05
  (cost $16,969,518).............             19,235,709        --          --
 Endeavor Series Trust--T. Rowe
  Price Growth Stock Portfolio
  1,400,374.957 shares @ $13.72
  (cost $17,299,992).............             19,213,144        --          --
 WRL Series Fund, Inc.--Growth
  Portfolio
  6,143,489.599 shares @
  $31.660740 (cost
  $165,131,909)..................            194,507,427        --          --
                                            ------------ ---------- -----------
 Total investments in mutual
  funds..........................            661,108,550 23,545,639 194,040,097
                                            ------------ ---------- -----------
 Total Assets....................           $661,109,448 23,546,030 194,040,097
                                            ============ ========== ===========
LIABILITIES AND CONTRACT OWNERS'
 EQUITY
Liabilities:
 Contract terminations payable...           $      1,716        --        1,365
                                            ------------ ---------- -----------
 Total Liabilities...............                  1,716        --        1,365
Contract Owners' Equity:
 Deferred annuity contracts
  terminable by owners
  (Notes 2 and 5)................            661,107,732 23,546,030 194,038,732
                                            ------------ ---------- -----------
                                            $661,109,448 23,546,030 194,040,097
                                            ============ ========== ===========

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------


 T. ROWE PRICE   QUEST      QUEST       U.S.    T. ROWE PRICE T. ROWE PRICE
 INTERNATIONAL FOR VALUE  FOR VALUE  GOVERNMENT    EQUITY        GROWTH
     STOCK       EQUITY   SMALL CAP  SECURITIES    INCOME         STOCK       GROWTH
  SUBACCOUNT   SUBACCOUNT SUBACCOUNT SUBACCOUNT  SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
 ------------- ---------- ---------- ---------- ------------- ------------- -----------
         348          --         --          4          --            --            155
         --           --         --        --           --            --            --
         --           --         --        --           --            --            --
  87,903,902          --         --        --           --            --            --
         --    64,113,750        --        --           --            --            --
         --           --  49,041,013       --           --            --            --
         --           --         --  9,507,869          --            --            --
         --           --         --        --    19,235,709           --            --
         --           --         --        --           --     19,213,144           --
         --           --         --        --           --            --    194,507,427
  ----------   ---------- ---------- ---------   ----------    ----------   -----------
  87,903,902   64,113,750 49,041,013 9,507,869   19,235,709    19,213,144   194,507,427
  ----------   ---------- ---------- ---------   ----------    ----------   -----------
  87,904,250   64,113,750 49,041,013 9,507,873   19,235,709    19,213,144   194,507,582
  ==========   ========== ========== =========   ==========    ==========   ===========
         --            38        107       --            20           186           --
  ----------   ---------- ---------- ---------   ----------    ----------   -----------
         --            38        107       --            20           186           --
  87,904,250   64,113,712 49,040,906 9,507,873   19,235,689    19,212,958   194,507,582
  ----------   ---------- ---------- ---------   ----------    ----------   -----------
  87,904,250   64,113,750 49,041,013 9,507,873   19,235,709    19,213,144   194,507,582
  ==========   ========== ========== =========   ==========    ==========   ===========

--------------------------------------------------------------------------------
THE PFL ENDEAVOR VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
Year Ended December 31, 1995, Except as Noted

                                                                       MONEY
                                                                       MARKET
                                                          TOTAL      SUBACCOUNT
                                                       ------------  ----------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends............................................ $ 26,198,860   1,116,099
Expenses (Note 4):
 Administration Fee...................................      373,588       9,828
 Mortality and expense risk charge....................    7,617,955     290,516
                                                       ------------  ----------
   Net investment income (loss).......................   18,207,317     815,755
                                                       ------------  ----------
NET REALIZED AND UNREALIZED CAPITAL GAIN FROM
 INVESTMENTS
Net realized capital gain from sales of investments:
 Proceeds from sales..................................   97,564,377  22,147,452
 Cost of investments sold.............................   92,487,079  22,147,452
                                                       ------------  ----------
Net realized capital gain from sales of investments...    5,077,298         --
Net change in unrealized appreciation/depreciation of
 investments:
 Beginning of the period..............................  (19,759,305)        --
 End of the period....................................   78,862,193         --
                                                       ------------  ----------
   Net change in unrealized appreciation/depreciation
    of investments....................................   98,621,498         --
                                                       ------------  ----------
   Net realized and unrealized capital gain from
    investments.......................................  103,698,796         --
                                                       ------------  ----------
INCREASE FROM OPERATIONS.............................. $121,906,113     815,755
                                                       ============  ==========

/1Period/from January 3, 1995 (commencement of operations) to December 31, 1995

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------


  MANAGED    T. ROWE PRICE   QUEST       QUEST       U.S.     T. ROWE PRICE T. ROWE PRICE
   ASSET     INTERNATIONAL FOR VALUE   FOR VALUE  GOVERNMENT     EQUITY        GROWTH
 ALLOCATION      STOCK       EQUITY    SMALL CAP  SECURITIES     INCOME         STOCK       GROWTH
 SUBACCOUNT   SUBACCOUNT   SUBACCOUNT  SUBACCOUNT SUBACCOUNT  SUBACCOUNT/1/ SUBACCOUNT/1/ SUBACCOUNT
 ----------  ------------- ----------  ---------- ----------  ------------- ------------- -----------
  3,088,290    1,905,564      450,078    898,264     45,359         6,080         2,293    18,686,833
    120,822       62,100       28,047     25,718      2,106         2,723         2,561       119,683
  2,519,643    1,128,199      651,904    558,056     68,038       110,030       118,920     2,172,649
 ----------   ----------   ----------  ---------  ---------     ---------     ---------   -----------
    447,825      715,265     (229,873)   314,490    (24,785)     (106,673)     (119,188)   16,394,501
 ----------   ----------   ----------  ---------  ---------     ---------     ---------   -----------
 28,948,644   15,084,564    5,610,299  6,682,997  1,987,556     1,290,315     2,586,929    13,225,621
 26,638,735   14,814,382    4,637,825  6,499,082  1,881,414     1,219,746     2,265,355    12,383,088
 ----------   ----------   ----------  ---------  ---------     ---------     ---------   -----------
  2,309,909      270,182      972,474    183,915    106,142        70,569       321,574       842,533
 (6,470,369)  (3,433,341)     812,987     98,422     (5,607)          --            --    (10,761,397)
 25,120,682    2,636,121   12,561,706  4,426,219    562,604     2,266,191     1,913,152    29,375,518
 ----------   ----------   ----------  ---------  ---------     ---------     ---------   -----------
 31,591,051    6,069,462   11,748,719  4,327,797    568,211     2,266,191     1,913,152    40,136,915
 ----------   ----------   ----------  ---------  ---------     ---------     ---------   -----------
 33,900,960    6,339,644   12,721,193  4,511,712    674,353     2,336,760     2,234,726    40,979,448
 ----------   ----------   ----------  ---------  ---------     ---------     ---------   -----------
 34,348,785    7,054,909   12,491,320  4,826,202    649,568     2,230,087     2,115,538    57,373,949
 ==========   ==========   ==========  =========  =========     =========     =========   ===========

--------------------------------------------------------------------------------

THE PFL ENDEAVOR VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 1995 and 1994, Except as Noted

                                                                                 MANAGED               T. ROWE PRICE
                                                        MONEY                     ASSET                INTERNATIONAL
                                                        MARKET                 ALLOCATION                  STOCK
                              TOTAL                   SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
                     -------------------------  -----------------------  ------------------------  ----------------------
                         1995         1994         1995        1994         1995         1994         1995        1994
                     ------------  -----------  ----------  -----------  -----------  -----------  ----------  ----------
OPERATIONS
 Net investment
  income (loss)..... $ 18,207,317   (3,274,517)    815,755      465,670      447,825   (1,488,243)    715,265  (1,109,593)
 Net realized
  capital gain
  (loss)............    5,077,298    2,419,866         --           --     2,309,909    1,977,991     270,182     977,924
 Net change in
  unrealized
  appreciation/
  depreciation of
  investments.......   98,621,498  (29,172,129)        --           --    31,591,051  (11,852,634)  6,069,462  (6,194,482)
                     ------------  -----------  ----------  -----------  -----------  -----------  ----------  ----------
 Increase (decrease)
  from operations...  121,906,113  (30,026,780)    815,755      465,670   34,348,785  (11,362,886)  7,054,909  (6,326,151)
                     ------------  -----------  ----------  -----------  -----------  -----------  ----------  ----------
CONTRACT
 TRANSACTIONS
 Net contract
  purchase
  payments..........   88,211,583  234,302,912   5,841,943   23,014,906   12,410,145   89,871,864   9,184,786  36,258,430
 Transfer payments
  from (to) other
  subaccounts or
  general account...   11,542,564    6,082,359   1,552,478   (5,548,300) (13,050,954)   2,556,650  (5,983,049)  2,713,770
 Contract
  terminations,
  withdrawals, and
  other deductions..  (30,449,875) (29,167,293) (3,792,801) (11,622,320) (10,070,716)  (7,166,325) (4,529,562) (3,168,882)
                     ------------  -----------  ----------  -----------  -----------  -----------  ----------  ----------
 Increase (decrease)
  from contract
  transactions......   69,304,272  211,217,978   3,601,620    5,844,286  (10,711,525)  85,262,189  (1,327,825) 35,803,318
                     ------------  -----------  ----------  -----------  -----------  -----------  ----------  ----------
 Net increase in
  contract owners'
  equity............  191,210,385  181,191,198   4,417,375    6,309,956   23,637,260   73,899,303   5,727,084  29,477,167
                     ------------  -----------  ----------  -----------  -----------  -----------  ----------  ----------
CONTRACT OWNERS'
 EQUITY
 Beginning of
  period............  469,897,347  288,706,149  19,128,655   12,818,699  170,401,472   96,502,169  82,177,166  52,699,999
                     ------------  -----------  ----------  -----------  -----------  -----------  ----------  ----------
 End of period...... $661,107,732  469,897,347  23,546,030   19,128,655  194,038,732  170,401,472  87,904,250  82,177,166
                     ============  ===========  ==========  ===========  ===========  ===========  ==========  ==========

/1/Period from May 9, 1994 (commencement of operations) to December 31, 1994 /2/Period from January 3, 1995 (commencement of operations) to December 31,
   1995

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

         QUEST                     QUEST                  U.S.           T. ROWE PRICE T. ROWE PRICE
       FOR VALUE                 FOR VALUE             GOVERNMENT           EQUITY        GROWTH
         EQUITY                  SMALL CAP             SECURITIES           INCOME         STOCK             GROWTH
       SUBACCOUNT               SUBACCOUNT             SUBACCOUNT         SUBACCOUNT    SUBACCOUNT         SUBACCOUNT
 ------------------------  ----------------------  --------------------  ------------- ------------- ------------------------
    1995          1994        1995        1994       1995      1994/1/      1995/2/       1995/2/       1995         1994
 ----------    ----------  ----------  ----------  ---------  ---------  ------------- ------------- -----------  -----------
   (229,873)     (318,537)    314,490    (377,316)   (24,785)   (16,068)    (106,673)     (119,188)   16,394,501     (430,430)
    972,474       123,433     183,915     87,357     106,142     (1,629)      70,569       321,574       842,533     (745,210)
 11,748,719       701,663   4,327,797    (337,832)   568,211     (5,607)   2,266,191     1,913,152    40,136,915  (11,483,237)
 ----------    ----------  ----------  ----------  ---------  ---------   ----------    ----------   -----------  -----------
 12,491,320       506,559   4,826,202    (627,791)   649,568    (23,304)   2,230,087     2,115,538    57,373,949  (12,658,877)
 ----------    ----------  ----------  ----------  ---------  ---------   ----------    ----------   -----------  -----------
 12,995,862    17,773,676   8,735,949  20,426,242  4,592,266  1,474,717    8,911,233     8,445,892    17,093,507   45,483,077
  9,309,756     3,393,046   2,469,022   3,358,491  1,487,465  1,630,896    8,365,208     9,027,597    (1,634,959)  (2,022,194)
 (2,587,120)     (931,795) (1,976,028)   (854,836)  (280,049)   (23,686)    (270,839)     (376,069)   (6,566,691)  (5,399,449)
 ----------    ----------  ----------  ----------  ---------  ---------   ----------    ----------   -----------  -----------
 19,718,498    20,234,927   9,228,943  22,929,897  5,799,682  3,081,927   17,005,602    17,097,420     8,891,857   38,061,434
 ----------    ----------  ----------  ----------  ---------  ---------   ----------    ----------   -----------  -----------
 32,209,818    20,741,486  14,055,145  22,302,106  6,449,250  3,058,623   19,235,689    19,212,958    66,265,806   25,402,557
 ----------    ----------  ----------  ----------  ---------  ---------   ----------    ----------   -----------  -----------
 31,903,894    11,162,408  34,985,761  12,683,655  3,058,623        --           --            --    128,241,776  102,839,219
 ----------    ----------  ----------  ----------  ---------  ---------   ----------    ----------   -----------  -----------
 64,113,712    31,903,894  49,040,906  34,985,761  9,507,873  3,058,623   19,235,689    19,212,958   194,507,582  128,241,776
 ==========    ==========  ==========  ==========  =========  =========   ==========    ==========   ===========  ===========

--------------------------------------------------------------------------------
THE PFL ENDEAVOR VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
December 31, 1995

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Organization -- The PFL Endeavor Variable Annuity Account ("Mutual Fund Account") is a segregated investment account of PFL Life Insurance Company ("PFL Life"), an indirect, wholly-owned subsidiary of AEGON USA, Inc. ("AUSA"), a holding company. AUSA is an indirect, wholly-owned subsidiary of AEGON nv, a holding company organized under the laws of The Netherlands.

The T. Rowe Price Equity Income Subaccount and the T. Rowe Price Growth Stock Subaccount commenced operations on January 3, 1995. The U.S. Government Securities Subaccount commenced operations on May 9, 1994. Effective March 25, 1995, the names of the Global Growth Portfolio and Global Growth Subaccount were changed to T. Rowe Price International Stock Portfolio and T. Rowe Price International Stock Subaccount, respectively. The investment objective of the portfolio was changed from an investment on a global basis to an investment on an international basis (i.e. non-U.S. companies). The investment advisor of the Endeavor Series Trust is Endeavor Investment Advisors, a general partnership between Endeavor Management Co. and AUSA Financial Markets, Inc., an affiliate of PFL Life. The investment adviser for the WRL Series Fund, Inc. is Western Reserve Life Assurance Co. of Ohio, an affiliate of PFL Life.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940.

Investments -- Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Endeavor Series Trust, and the Growth Portfolio of the WRL Series Fund, Inc. (collectively the "Series Funds"), as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 1995.

Realized capital gains and losses from sale of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are credited or charged to contract owners' equity.

Dividend Income -- Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

2. CONTRACT OWNERS' EQUITY
Contract owners' equity at December 31, 1995 includes an amount of $2,489,112, which represents the current value of PFL Life's capital contribution of $1,900,000. A summary of deferred annuity contracts terminable by owners at December 31, 1995 follows:

                                          ACCUMULATION
                           ACCUMULATION       UNIT         TOTAL
SUBACCOUNT                  UNITS OWNED      VALUE     CONTRACT VALUE
----------                --------------- ------------ --------------
Money Market............   21,103,926.232  $ 1.115718   $ 23,546,030
Managed Asset Alloca-
 tion...................  122,974,873.030    1.577873    194,038,732
T. Rowe Price Interna-
 tional Stock...........   75,065,177.549    1.171039     87,904,250
Quest for Value Equity..   46,194,663.692    1.387903     64,113,712
Quest for Value Small
 Cap....................   40,635,696.978    1.206843     49,040,906
U.S. Government Securi-
 ties...................    8,456,764.729    1.124292      9,507,873
T. Rowe Price Equity In-
 come...................   14,943,358.393    1.287240     19,235,689
T. Rowe Price Growth
 Stock..................   14,196,707.745    1.353339     19,212,958
Growth..................   13,337,196.679   14.583843    194,507,582
                                                        ------------
                                                        $661,107,732
                                                        ============

--------------------------------------------------------------------------------
A summary of changes in contract owners' account units follows:

                                              T. ROWE                                      T. ROWE    T. ROWE
                                MANAGED        PRICE       QUEST      QUEST       U.S.      PRICE      PRICE
                    MONEY        ASSET     INTERNATIONAL FOR VALUE  FOR VALUE  GOVERNMENT   EQUITY     GROWTH
                   MARKET     ALLOCATION       STOCK       EQUITY   SMALL CAP  SECURITIES   INCOME     STOCK      GROWTH
                 SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT
                 -----------  -----------  ------------- ---------- ---------- ---------- ---------- ---------- ----------
Units
 outstanding at
 1/1/94.........  12,190,858   69,252,243   45,569,234   10,958,837 11,449,957       --          --         --   9,252,403
Units
 purchased......  21,768,210   65,293,446   31,452,554   17,192,747 18,848,853 1,486,305         --         --   4,241,096
Units redeemed
 and
 transferred.... (16,122,228)  (3,635,702)    (503,744)   2,360,647  2,308,538 1,616,367         --         --    (734,541)
                 -----------  -----------   ----------   ---------- ---------- ---------  ---------- ---------- ----------
Units
 outstanding at
 12/31/94.......  17,836,840  130,909,987   76,518,044   30,512,231 32,607,348 3,102,672         --         --  12,758,958
Units
 purchased......   5,330,850    8,434,205    8,306,067   10,252,470  7,689,441 4,246,735   7,630,746  6,772,799  1,343,793
Units redeemed
 and
 transferred....  (2,063,764) (16,369,319)  (9,758,933)   5,429,963    338,908 1,107,358   7,312,612  7,423,909   (765,554)
                 -----------  -----------   ----------   ---------- ---------- ---------  ---------- ---------- ----------
Units
 outstanding at
 12/31/95.......  21,103,926  122,974,873   75,065,178   46,194,664 40,635,697 8,456,765  14,943,358 14,196,708 13,337,197
                 ===========  ===========   ==========   ========== ========== =========  ========== ========== ==========

3. TAXES
Operations of the Mutual Fund Account form a part of PFL Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of PFL Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PFL Life. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PFL Life.

4. ADMINISTRATIVE, MORTALITY AND EXPENSE RISK CHARGE
Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract which will commence on the first policy anniversary of each contract owner's account. For policies issued on or after May 1, 1995, the fee is waived if the sum of the premium payments less the sum of all partial withdrawals is at least $50,000 on the policy anniversary. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account.

PFL Life deducts a daily charge equal to an annual rate of 1.25% of the value of the contract owners' account as a charge for assuming certain mortality and expense risks. PFL Life also deducts a daily charge equal to an annual rate of
 .15% of the contract owners' account for administrative expenses.

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5. NET ASSETS
At December 31, 1995 contract owners' equity was comprised of:

                                                       T. ROWE     QUEST      QUEST                T. ROWE    T. ROWE
                                            MANAGED     PRICE       FOR        FOR        U.S.      PRICE      PRICE
                                 MONEY       ASSET      INT'L      VALUE      VALUE    GOVERNMENT   EQUITY     GROWTH
                                 MARKET   ALLOCATION    STOCK      EQUITY   SMALL CAP  SECURITIES   INCOME     STOCK
                     TOTAL      SUBACCT.   SUBACCT.    SUBACCT.   SUBACCT.   SUBACCT.   SUBACCT.   SUBACCT.   SUBACCT.
                  ------------ ---------- ----------- ---------- ---------- ---------- ---------- ---------- ----------
Unit
 transactions,
 accumulated net
 investment
 income and
 realized
 capital gains..  $582,245,539 23,546,030 168,918,050 85,268,129 51,552,006 44,614,687 8,945,269  16,969,498 17,299,806
Adjustment for
 appreciation to
 market value...    78,862,193        --   25,120,682  2,636,121 12,561,706  4,426,219   562,604   2,266,191  1,913,152
                  ------------ ---------- ----------- ---------- ---------- ---------- ---------  ---------- ----------
Total Contract
 Owners'
 Equity.........  $661,107,732 23,546,030 194,038,732 87,904,250 64,113,712 49,040,906 9,507,873  19,235,689 19,212,958
                  ============ ========== =========== ========== ========== ========== =========  ========== ==========
                    GROWTH
                   SUBACCT.
                  -----------
Unit
 transactions,
 accumulated net
 investment
 income and
 realized
 capital gains..  165,132,064
Adjustment for
 appreciation to
 market value...   29,375,518
                  -----------
Total Contract
 Owners'
 Equity.........  194,507,582
                  ===========

6. PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                           YEAR ENDED DECEMBER 31 OR
                                   COMMENCEMENT OF OPERATIONS TO DECEMBER 31
                                 ----------------------------------------------
                                          1995                    1994
                                 ----------------------- ----------------------
                                  PURCHASES     SALES     PURCHASES    SALES
                                 ------------ ---------- ----------- ----------
Endeavor Series Trust
 Money Market Portfolio.........  $26,532,769 22,147,452  43,579,370 37,253,502
 Managed Asset Allocation Port-
  folio.........................   18,527,700 28,948,644 103,215,961 19,396,350
 T. Rowe Price International
  Stock Portfolio...............   14,396,323 15,084,564  43,503,521  8,786,625
 Quest for Value Equity Portfo-
  lio...........................   25,078,057  5,610,299  22,790,075  2,862,770
 Quest for Value Small Cap Port-
  folio.........................   16,202,877  6,682,997  26,582,382  4,018,338
 U.S. Government Securities
  Portfolio.....................    7,759,453  1,987,556   3,471,600    402,745
 T. Rowe Price Equity Income
  Portfolio.....................   18,189,264  1,290,315         --         --
 T. Rowe Price Growth Stock
  Portfolio.....................   19,565,347  2,586,929         --         --
WRL Series Fund, Inc.
 Growth Portfolio...............   38,416,739 13,225,621  47,107,997  9,507,090
                                 ------------ ---------- ----------- ----------
                                 $184,668,529 97,564,377 290,250,906 82,227,420
                                 ============ ========== =========== ==========

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